Fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Liabilities
Warrant liabilities
Redemption feature derivative
Earn-out liabilities
Total
Deferred compensation – phantom units
Warrant liabilities
Deferred compensation - phantom units
Redemption feature derivative
Earn-out liabilities
Warrant liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities
Warrant liabilities	(20,890)
Redemption feature derivative
Earn-out liabilities
Total	(20,890)
Deferred compensation – phantom units
Warrant liabilities
Deferred compensation - phantom units
Redemption feature derivative
Earn-out liabilities
Warrant liabilities	(20,890)
Fair Value, Inputs, Level 3 [Member]
Liabilities
Warrant liabilities		(1,380)
Redemption feature derivative	(826)
Earn-out liabilities	(5,600)
Total	(6,426)	(9,701)
Deferred compensation – phantom units		(8,321)
Warrant liabilities	(1,380)
Deferred compensation - phantom units	(8,321)
Redemption feature derivative	(826)
Earn-out liabilities	(5,600)
Warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Redemption Feature Derivative [Member]
Liabilities
Redemption feature derivative	(826)
Redemption feature derivative
Additions	(256)
Changes in fair value	(570)
Relcassified to equity
Redemption feature derivative	(826)
Fair Value, Inputs, Level 3 [Member] | Earn Out Liability [Member]
Liabilities
Earn-out liabilities	(5,600)
Earn-out liabilities
Additions	(74,100)
Changes in fair value	68,500
Relcassified to equity
Earn-out liabilities	(5,600)
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities
Warrant liabilities		(1,380)
Warrant liabilities	(1,380)
Additions
Changes in fair value	(1,931)
Relcassified to equity	3,311
Warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Deferred compensation – phantom units [Member]
Liabilities
Deferred compensation – phantom units		$ (8,321)
Deferred compensation - phantom units	(8,321)
Additions
Changes in fair value	(6,783)
Relcassified to equity	15,104
Deferred Compensation Liability, Current and Noncurrent